Document and Entity Information	12 Months Ended
Dec. 31, 2017 shares
Document And Entity Information
Entity Registrant Name	RADA ELECTRONIC INDUSTRIES LTD
Entity Central Index Key	0000761238
Document Type	20-F
Document Period End Date	Dec. 31, 2017
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Entity Well Known Seasoned Issuer	No
Entity Voluntary Filer	No
Entity Current Reporting Status	Yes
Entity Filer Category	Non-accelerated Filer
Entity Common Stock, Shares Outstanding	31,392,040
Trading Symbol	RADA
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2017